Public Offering and Private Placement	12 Months Ended
Sep. 30, 2013
Public Offering and Private Placement [Abstract]
Public Offering and Private Placement
Note 3 — Public Offering and Private Placement

On October 24, 2012, the Company sold 4,000,000 Units at an offering price of $10.00 per Unit generating gross proceeds of $40 million or net proceeds of approximately $39 million in the Public Offering. On November 29, 2012, the Company consummated the closing of the sale of an additional 200,000 Units at an offering price of $10.00 per Unit, which were sold pursuant to the Overallotment, generating net proceeds of approximately $1.9 million.

Each Unit consists of one ordinary share in the Company and one Warrant (“Warrants”) to purchase one ordinary share. Each Warrant entitles the holder to purchase one ordinary share at a price of $11.50 commencing on the completion of an initial Business Combination and expiring five years from the completion of an initial Business Combination, or earlier upon redemption. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice only in the event that the last sale price of the ordinary shares (or the closing bid price of the ordinary shares in the event the ordinary shares are not traded on any specific trading day) is at least $17.50 per share for any 20 trading days within a 30-trading day period (“30-Day Trading Period”) ending on the third day prior to the date on which notice of redemption is given and there is a current registration statement in effect with respect to the ordinary shares underlying such Warrants during the 30-Day Trading Period and continuing until the date of redemption.

In accordance with the Warrant Agreement relating to the Warrants sold and issued in the Offering and the Private Placement, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Warrants. There are no contractual penalties for failure to deliver securities if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise.

However, if a registration statement covering the ordinary shares issuable upon exercise of the Warrants and a prospectus relating to such ordinary shares has not been declared effective within 90 days following the closing of the Business Combination, commencing on that day, warrant holders may, until such time as there is an effective registration statement and during any period thereafter when the Company has failed to maintain an effective registration statement, exercise warrants on a cashless basis.

Simultaneously with the consummation of the Offering, the Company consummated the Private Placement with the sale of 3,600,000 Insider Warrants to its Initial Shareholders at a price of $0.75 per warrant, generating total proceeds of $2.7 million. The Insider Warrants are identical to the Warrants sold to public investors in the Offering except that: (i) the Insider Warrants were purchased pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, (ii) the Insider Warrants are non-redeemable and (iii) the Insider Warrants are exercisable on a “cashless” basis, in each case, if held by the initial holders or permitted assigns. The Initial Shareholders have agreed that the Insider Warrants (including the ordinary shares issuable upon exercise of the Insider Warrants) will not be transferable, assignable or saleable (except to certain permitted transferees) until 30 days after the completion of an initial Business Combination.